Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305
Potential issuance of shares to employees under long-term incentive plan (in shares)		219,762	224,269
Potential issuance of subscribed shares (in shares)			596,681
Profit/(loss) attributable to Atlantica		$ 46,050	$ (9,473)
Average number of ordinary shares outstanding - basic (in shares)		116,149,000	114,236,000
Average number of ordinary shares outstanding - diluted (in shares)		119,714,000	118,402,000
Earnings per share for the period - basic (in dollars per share)		$ 0.4	$ (0.08)
Earnings per share for the period - diluted (in dollars per share)	[1],[2]	$ 0.4	$ (0.09)

[1]	Antidilutive effect applied, where applicable (see Note 21)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month period ended September 30, 2023, as they have an antidilutive effect. For the nine-month period ended September 30, 2022, the potential ordinary shares related to the long-term incentive plans granted to employees and the ATM program have not been considered in the calculation of diluted earnings per share as they have an antidilutive effect.